Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 5—PROPERTY, PLANT AND EQUIPMENT

As of June 30, 2020 and December 31, 2019, property, plant and equipment, net consisted of the following (in millions):

	June 30,	December 31,
	2020	2019
LNG terminal costs
LNG terminal and interconnecting pipeline facilities	$10,164	$10,027
LNG site and related costs	276	276
LNG terminal construction-in-process	2,495	2,425
Accumulated depreciation	(399)	(232)
Total LNG terminal costs, net	12,536	12,496
Fixed assets
Fixed assets	21	19
Accumulated depreciation	(11)	(8)
Total fixed assets, net	10	11
Property, plant and equipment, net	$12,546	$12,507

Depreciation expense was $170 million and $79 million during the six months ended June 30, 2020 and 2019, respectively.

We realized offsets to LNG terminal costs of $82 million during the six months ended June 30, 2019, that were related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the Liquefaction Project, during the testing phase for its construction.  We did not realize any offsets to LNG terminal costs during the six months ended June 30, 2020.

NOTE 6—PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2019 and 2018, property, plant and equipment, net consisted of the following (in thousands):

	December 31,
	2019	2018
LNG terminal costs
LNG terminal and interconnecting pipeline facilities	$10,027,111	$618,547
LNG site and related costs	275,959	44,725
LNG terminal construction-in-process	2,425,226	10,470,577
Accumulated depreciation	(232,451)	(7,416)
Total LNG terminal costs, net	12,495,845	11,126,433
Fixed assets
Fixed assets	19,083	15,534
Accumulated depreciation	(7,509)	(3,142)
Total fixed assets, net	11,574	12,392
Property, plant and equipment, net	$12,507,419	$11,138,825

Depreciation expense was $230.0 million, $9.5 million and $0.8 million during the years ended December 31, 2019, 2018 and 2017, respectively.

We realized offsets to LNG terminal costs of $156.1 million and $48.7 million during the years ended December 31, 2019 and 2018, respectively, that were related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the Liquefaction Project, during the testing phase for its construction.  We did not realize any offsets to LNG terminal costs during the year ended December 31, 2017.

LNG Terminal Costs

LNG terminal costs related to the Liquefaction Project are depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives.  The identifiable components of the Liquefaction Project have depreciable lives between 10 and 50 years, as follows:

Components	Useful life (yrs)
Water pipelines	30
Natural gas pipeline facilities	40
Liquefaction processing equipment	10-50
Other	15-30

Fixed Assets and Other

Our fixed assets and other are recorded at cost and are depreciated on a straight-line method based on estimated lives of the individual assets or groups of assets.